GENERAL (Narrative) (Details)	Dec. 31, 2023
TAT-Engineering [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership held	51.00%
TAT [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership held	49.00%